POST-EMPLOYMENT BENEFITS - Reconciliation of the value of the plan assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Defined Pension Benefits
Effective return of assets in the year	R$ 2,777,878	R$ 4,268,589
Plan assets | Defined benefit pension plan
Defined Pension Benefits
Fair value of assets at the beginning of the year	22,025,946	18,905,009
Subsidiary held for sale	(311,680)
Benefits paid during the year (-)	(1,821,537)	(1,576,185)
Participant contributions disbursed during the year	153,884	147,157
Employee contributions disbursed during the year	328,526	281,376
Expected return on assets in the year	2,334,352	2,423,501
Gain/(Loss) on plan assets (excluding interest revenue)	443,525	1,845,088
Fair value of assets at the end of the year	23,153,018	22,025,946
Effective return of assets in the year	R$ 2,777,878	R$ 4,268,589